FINANCIAL STATEMENTS

SBL Variable Annuity Account XVII

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XVII

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XVII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XVII (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2003.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed comprising SBL Variable Annuity Account XVII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2023

American Century VP Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2023

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2023

Invesco V.I. Conservative Balanced	For each of the two years in the period ended December 31, 2023

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2023

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2023

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2023

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2023

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2023

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2023

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2023

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2023

SBL Variable Annuity Account XVII

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	—	$—	$—	$—	—	$50.28	$50.28
American Century VP Value	—	—	—	—	—	29.64	29.64
Guggenheim VIF All Cap Value	1,006	26,982	33,022	33,022	1,111	29.73	29.73
Guggenheim VIF Alpha Opportunity	—	—	—	—	—	20.01	20.01
Guggenheim VIF High Yield	—	—	—	—	—	21.53	21.53
Guggenheim VIF Long Short Equity	62	745	1,056	1,056	65	16.17	16.17
Guggenheim VIF Managed Asset Allocation	5,191	122,332	150,908	150,908	11,568	13.07	21.83
Guggenheim VIF Small Cap Value	156	5,298	6,727	6,727	192	35.09	35.09
Guggenheim VIF SMid Cap Value	—	—	—	—	—	39.70	39.70
Guggenheim VIF Total Return Bond	58	783	838	838	70	11.97	11.97
Invesco V.I. American Value	—	—	—	—	—	11.26	11.26
Invesco V.I. Conservative Balanced	2,450	34,164	37,636	37,636	4,643	8.09	8.09
Invesco V.I. Equity and Income	14,004	218,505	229,112	229,112	15,344	14.95	14.95
Invesco V.I. Global Real Estate	242	3,747	3,377	3,377	188	17.90	17.90
Invesco V.I. Government Money Market	1,293	1,293	1,293	1,293	137	9.43	9.43
Invesco V.I. Main Street Mid Cap Fund®	—	—	—	—	—	25.53	25.53
Invesco V.I. Main Street Small Cap Fund®	—	—	—	—	—	38.65	38.65
MFS® VIT Total Return	1,376	29,579	31,206	31,206	2,339	13.34	13.34
PIMCO VIT All Asset	17,081	183,658	154,587	154,587	14,357	10.54	17.51
PIMCO VIT Low Duration	2,562	26,185	24,599	24,599	2,287	10.76	10.76
PIMCO VIT Real Return	1,474	19,013	17,055	17,055	1,300	13.12	13.12

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	American Century VP Ultra®	American Century VP Value	Guggenheim VIF All Cap Value
Net assets as of December 31, 2021	$21,298	$9,206	$46,913

Investment income (loss):
Dividend distributions	—	174	517
Investment Expenses:
Mortality and expense risk and administrative charges	(323)	(175)	(889)

Net investment income (loss)	(323)	(1)	(372)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,800	713	4,815
Realized capital gain (loss) on investments	100	69	754
Change in unrealized appreciation (depreciation)	(8,771)	(932)	(6,599)

Net gain (loss) on investments	(6,871)	(150)	(1,030)

Net increase (decrease) in net assets from operations	(7,194)	(151)	(1,402)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(2,199)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	(2,199)

Total increase (decrease) in net assets	(7,194)	(151)	(3,601)

Net assets as of December 31, 2022	$14,104	$9,055	$43,312

Investment income (loss):
Dividend distributions	—	113	682
Investment Expenses:
Mortality and expense risk and administrative charges	(234)	(129)	(796)

Net investment income (loss)	(234)	(16)	(114)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,230	708	3,704
Realized capital gain (loss) on investments	5,420	2,802	1,932
Change in unrealized appreciation (depreciation)	(2,464)	(3,369)	(3,296)

Net gain (loss) on investments	4,186	141	2,340

Net increase (decrease) in net assets from operations	3,952	125	2,226

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(17,969)	(9,207)	(12,500)
Transfers between subaccounts, net	(60)	41	—
Maintenance charges and mortality adjustments	(27)	(14)	(16)

Increase (decrease) in net assets from contract transactions	(18,056)	(9,180)	(12,516)

Total increase (decrease) in net assets	(14,104)	(9,055)	(10,290)

Net assets as of December 31, 2023	$—	$—	$33,022

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2021	$6,977	$7,387	$1,140

Investment income (loss):
Dividend distributions	25	443	5
Investment Expenses:
Mortality and expense risk and administrative charges	(125)	(133)	(18)

Net investment income (loss)	(100)	310	(13)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	8	14	4
Change in unrealized appreciation (depreciation)	(628)	(1,170)	(172)

Net gain (loss) on investments	(620)	(1,156)	(168)

Net increase (decrease) in net assets from operations	(720)	(846)	(181)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—

Total increase (decrease) in net assets	(720)	(846)	(181)

Net assets as of December 31, 2022	$6,257	$6,541	$959

Investment income (loss):
Dividend distributions	8	390	3
Investment Expenses:
Mortality and expense risk and administrative charges	(90)	(94)	(19)

Net investment income (loss)	(82)	296	(16)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	601	330	6
Change in unrealized appreciation (depreciation)	(343)	(288)	113

Net gain (loss) on investments	258	42	119

Net increase (decrease) in net assets from operations	176	338	103

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(6,424)	(6,849)	—
Transfers between subaccounts, net	1	(20)	(6)
Maintenance charges and mortality adjustments	(10)	(10)	—

Increase (decrease) in net assets from contract transactions	(6,433)	(6,879)	(6)

Total increase (decrease) in net assets	(6,257)	(6,541)	97

Net assets as of December 31, 2023	$—	$—	$1,056

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2021	$205,219	$28,303	$23,003

Investment income (loss):
Dividend distributions	1,442	186	192
Investment Expenses:
Mortality and expense risk and administrative charges	(2,415)	(525)	(431)

Net investment income (loss)	(973)	(339)	(239)

Increase (decrease) in net assets from operations:
Capital gain distributions	16,809	1,345	2,394
Realized capital gain (loss) on investments	1,252	227	108
Change in unrealized appreciation (depreciation)	(53,295)	(2,806)	(3,131)

Net gain (loss) on investments	(35,234)	(1,234)	(629)

Net increase (decrease) in net assets from operations	(36,207)	(1,573)	(868)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,048)	(445)	—
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(552)	—	—

Increase (decrease) in net assets from contract transactions	(5,600)	(445)	—

Total increase (decrease) in net assets	(41,807)	(2,018)	(868)

Net assets as of December 31, 2022	$163,412	$26,285	$22,135

Investment income (loss):
Dividend distributions	2,078	343	337
Investment Expenses:
Mortality and expense risk and administrative charges	(2,206)	(405)	(315)

Net investment income (loss)	(128)	(62)	22

Increase (decrease) in net assets from operations:
Capital gain distributions	1,275	1,672	1,582
Realized capital gain (loss) on investments	4,936	2,887	3,120
Change in unrealized appreciation (depreciation)	12,648	(4,060)	(4,464)

Net gain (loss) on investments	18,859	499	238

Net increase (decrease) in net assets from operations	18,731	437	260

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(30,617)	(19,911)	(22,353)
Transfers between subaccounts, net	(48)	(55)	(9)
Maintenance charges and mortality adjustments	(570)	(29)	(33)

Increase (decrease) in net assets from contract transactions	(31,235)	(19,995)	(22,395)

Total increase (decrease) in net assets	(12,504)	(19,558)	(22,135)

Net assets as of December 31, 2023	$150,908	$6,727	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco V.I. American Value	Invesco V.I. Conservative Balanced
Net assets as of December 31, 2021	$5,707	$6,859	$47,700

Investment income (loss):
Dividend distributions	152	30	572
Investment Expenses:
Mortality and expense risk and administrative charges	(99)	(126)	(706)

Net investment income (loss)	53	(96)	(134)

Increase (decrease) in net assets from operations:
Capital gain distributions	12	1,211	3,117
Realized capital gain (loss) on investments	11	(5)	119
Change in unrealized appreciation (depreciation)	(1,090)	(1,436)	(11,787)

Net gain (loss) on investments	(1,067)	(230)	(8,551)

Net increase (decrease) in net assets from operations	(1,014)	(326)	(8,685)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(626)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	(128)

Increase (decrease) in net assets from contract transactions	—	—	(754)

Total increase (decrease) in net assets	(1,014)	(326)	(9,439)

Net assets as of December 31, 2022	$4,693	$6,533	$38,261

Investment income (loss):
Dividend distributions	178	—	692
Investment Expenses:
Mortality and expense risk and administrative charges	(71)	(92)	(650)

Net investment income (loss)	107	(92)	42

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	64	(668)	309
Change in unrealized appreciation (depreciation)	(130)	1,064	3,541

Net gain (loss) on investments	(66)	396	3,850

Net increase (decrease) in net assets from operations	41	304	3,892

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(3,898)	(6,830)	(4,384)
Transfers between subaccounts, net	8	3	(8)
Maintenance charges and mortality adjustments	(6)	(10)	(125)

Increase (decrease) in net assets from contract transactions	(3,896)	(6,837)	(4,517)

Total increase (decrease) in net assets	(3,855)	(6,533)	(625)

Net assets as of December 31, 2023	$838	$—	$37,636

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2021	$264,087	$4,857	$1,357

Investment income (loss):
Dividend distributions	3,514	117	17
Investment Expenses:
Mortality and expense risk and administrative charges	(3,538)	(79)	(28)

Net investment income (loss)	(24)	38	(11)

Increase (decrease) in net assets from operations:
Capital gain distributions	32,429	—	—
Realized capital gain (loss) on investments	1,596	(44)	—
Change in unrealized appreciation (depreciation)	(57,770)	(1,273)	—

Net gain (loss) on investments	(23,745)	(1,317)	—

Net increase (decrease) in net assets from operations	(23,769)	(1,279)	(11)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(9,037)	(221)	(3)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(876)	—	—

Increase (decrease) in net assets from contract transactions	(9,913)	(221)	(3)

Total increase (decrease) in net assets	(33,682)	(1,500)	(14)

Net assets as of December 31, 2022	$230,405	$3,357	$1,343

Investment income (loss):
Dividend distributions	3,978	50	60
Investment Expenses:
Mortality and expense risk and administrative charges	(3,332)	(65)	(27)

Net investment income (loss)	646	(15)	33

Increase (decrease) in net assets from operations:
Capital gain distributions	12,076	—	—
Realized capital gain (loss) on investments	577	(56)	—
Change in unrealized appreciation (depreciation)	5,504	284	—

Net gain (loss) on investments	18,157	228	—

Net increase (decrease) in net assets from operations	18,803	213	33

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(19,238)	(193)	(89)
Transfers between subaccounts, net	(6)	—	6
Maintenance charges and mortality adjustments	(852)	—	—

Increase (decrease) in net assets from contract transactions	(20,096)	(193)	(83)

Total increase (decrease) in net assets	(1,293)	20	(50)

Net assets as of December 31, 2023	$229,112	$3,377	$1,293

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	MFS® VIT Total Return
Net assets as of December 31, 2021	$8,788	$12,932	$35,480

Investment income (loss):
Dividend distributions	6	28	473
Investment Expenses:
Mortality and expense risk and administrative charges	(150)	(218)	(415)

Net investment income (loss)	(144)	(190)	58

Increase (decrease) in net assets from operations:
Capital gain distributions	1,683	1,334	2,812
Realized capital gain (loss) on investments	(17)	44	158
Change in unrealized appreciation (depreciation)	(2,938)	(3,474)	(6,890)

Net gain (loss) on investments	(1,272)	(2,096)	(3,920)

Net increase (decrease) in net assets from operations	(1,416)	(2,286)	(3,862)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	—	—	(1,416)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	—	—	(127)

Increase (decrease) in net assets from contract transactions	—	—	(1,543)

Total increase (decrease) in net assets	(1,416)	(2,286)	(5,405)

Net assets as of December 31, 2022	$7,372	$10,646	$30,075

Investment income (loss):
Dividend distributions	—	—	557
Investment Expenses:
Mortality and expense risk and administrative charges	(107)	(156)	(396)

Net investment income (loss)	(107)	(156)	161

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,330
Realized capital gain (loss) on investments	(1,984)	1,447	36
Change in unrealized appreciation (depreciation)	2,422	(721)	1,039

Net gain (loss) on investments	438	726	2,405

Net increase (decrease) in net assets from operations	331	570	2,566

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(7,709)	(11,210)	(1,312)
Transfers between subaccounts, net	17	11	—
Maintenance charges and mortality adjustments	(11)	(17)	(123)

Increase (decrease) in net assets from contract transactions	(7,703)	(11,216)	(1,435)

Total increase (decrease) in net assets	(7,372)	(10,646)	1,131

Net assets as of December 31, 2023	$—	$—	$31,206

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2021	$185,469	$29,164	$29,451

Investment income (loss):
Dividend distributions	12,880	457	1,882
Investment Expenses:
Mortality and expense risk and administrative charges	(2,238)	(538)	(528)

Net investment income (loss)	10,642	(81)	1,354

Increase (decrease) in net assets from operations:
Capital gain distributions	13,540	—	—
Realized capital gain (loss) on investments	(1,388)	(160)	(158)
Change in unrealized appreciation (depreciation)	(46,825)	(1,972)	(5,208)

Net gain (loss) on investments	(34,673)	(2,132)	(5,366)

Net increase (decrease) in net assets from operations	(24,031)	(2,213)	(4,012)

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(5,616)	(1,591)	(1,094)
Transfers between subaccounts, net	—	—	—
Maintenance charges and mortality adjustments	(593)	—	—

Increase (decrease) in net assets from contract transactions	(6,209)	(1,591)	(1,094)

Total increase (decrease) in net assets	(30,240)	(3,804)	(5,106)

Net assets as of December 31, 2022	$155,229	$25,360	$24,345

Investment income (loss):
Dividend distributions	4,603	912	679
Investment Expenses:
Mortality and expense risk and administrative charges	(2,094)	(498)	(439)

Net investment income (loss)	2,509	414	240

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(2,908)	(158)	(1,144)
Change in unrealized appreciation (depreciation)	10,356	463	1,115

Net gain (loss) on investments	7,448	305	(29)

Net increase (decrease) in net assets from operations	9,957	719	211

Contract owner transactions:
Variable annuity deposits	—	—	—
Terminations, withdrawals and annuity payments	(10,031)	(1,480)	(7,599)
Transfers between subaccounts, net	3	—	108
Maintenance charges and mortality adjustments	(571)	—	(10)

Increase (decrease) in net assets from contract transactions	(10,599)	(1,480)	(7,501)

Total increase (decrease) in net assets	(642)	(761)	(7,290)

Net assets as of December 31, 2023	$154,587	$24,599	$17,055

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XVII (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for ClassicStrategies and ThirdFed are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Pacific Investment Management Company (PIMCO) Variable Insurance Trust, SBL Fund and The Universal Institutional Funds, Inc. mutual funds not otherwise available to the public.As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Conservative Balanced	Series I	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Thirty-one subaccounts are currently offered by the Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount
BNY Mellon IP Technology Growth
Guggenheim VIF Large Cap Value
Guggenheim VIF StylePlus Large Core
Guggenheim VIF StylePlus Large Growth
Guggenheim VIF StylePlus Mid Growth
Guggenheim VIF StylePlus Small Growth
Guggenheim VIF World Equity Income
Invesco V.I. EVQ International Equity Fund
Invesco V.I. Health Care
Neuberger Berman AMT Sustainable Equity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$1,230	$18,290
American Century VP Value	821	9,309
Guggenheim VIF All Cap Value	4,385	13,311
Guggenheim VIF Alpha Opportunity	8	6,523
Guggenheim VIF High Yield	390	6,973
Guggenheim VIF Long Short Equity	3	25
Guggenheim VIF Managed Asset Allocation	3,353	33,441
Guggenheim VIF Small Cap Value	2,014	20,399
Guggenheim VIF SMid Cap Value	1,920	22,711
Guggenheim VIF Total Return Bond	186	3,975
Invesco V.I. American Value	—	6,929
Invesco V.I. Conservative Balanced	692	5,167
Invesco V.I. Equity and Income	16,054	23,428
Invesco V.I. Global Real Estate	50	258
Invesco V.I. Government Money Market	67	117
Invesco V.I. Main Street Mid Cap Fund®	—	7,810
Invesco V.I. Main Street Small Cap Fund®	—	11,372
MFS® VIT Total Return	1,888	1,832
PIMCO VIT All Asset	4,603	12,693
PIMCO VIT Low Duration	912	1,978
PIMCO VIT Real Return	787	8,048

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2023, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

ClassicStrategies

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.85% of the average daily net asset.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 0.95% of the contract value.

ThirdFed

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.15% of the average daily net asset value.

Administrative Charge: SBL deducts a daily administration charge equivalent to an annual rate of 0.15% for the Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Money Market subaccounts, MFS VIT Total Return and PIMCO VIT All Asset; 0.30% for the Invesco V.I. Equity and Income subaccount; and 0.55% for the Invesco V.I. Conservative Balanced subaccount of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.

•	Rider Charge: SBL deducts a monthly charge for each rider, equal to a percentage of the contract value, not to exceed a total charge of 0.75% of the contract value.

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Century VP Ultra®	—	(393)	(393)	—	—	—
American Century VP Value	—	(328)	(328)	—	—	—
Guggenheim VIF All Cap Value	—	(440)	(440)	—	(77)	(77)
Guggenheim VIF Alpha Opportunity	—	(333)	(333)	—	—	—
Guggenheim VIF High Yield	—	(333)	(333)	—	—	—
Guggenheim VIF Long Short Equity	—	—	—	—	—	—
Guggenheim VIF Managed Asset Allocation	366	(1,963)	(1,597)	373	(454)	(81)
Guggenheim VIF Small Cap Value	—	(616)	(616)	—	(14)	(14)
Guggenheim VIF SMid Cap Value	—	(600)	(600)	—	—	—
Guggenheim VIF Total Return Bond	—	(342)	(342)	—	—	—
Invesco V.I. American Value	—	(656)	(656)	—	—	—
Invesco V.I. Conservative Balanced	147	(575)	(428)	151	(96)	55
Invesco V.I. Equity and Income	483	(1,407)	(924)	494	(685)	(191)
Invesco V.I. Global Real Estate	—	(12)	(12)	—	(13)	(13)
Invesco V.I. Government Money Market	—	(10)	(10)	—	—	—
Invesco V.I. Main Street Mid Cap Fund®	—	(324)	(324)	—	—	—
Invesco V.I. Main Street Small Cap Fund®	—	(319)	(319)	—	—	—
MFS® VIT Total Return	71	(112)	(41)	73	(118)	(45)
PIMCO VIT All Asset	433	(1,022)	(589)	439	(575)	(136)
PIMCO VIT Low Duration	—	(140)	(140)	—	(153)	(153)
PIMCO VIT Real Return	—	(594)	(594)	—	(85)	(85)

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2023	—	50.28	50.28	—	—	1.95	1.95	40.49	40.49
2022	393	35.79	35.79	14,104	—	1.95	1.95	(33.77)	(33.77)
2021	393	54.04	54.04	21,298	—	1.95	1.95	20.60	20.60
2020	393	44.81	44.81	17,660	—	1.95	1.95	46.63	46.63
2019	393	30.56	30.56	12,043	—	1.95	1.95	31.84	31.84
American Century VP Value
2023	—	29.64	29.64	—	0.03	1.95	1.95	6.93	6.93
2022	328	27.72	27.72	9,055	0.02	1.95	1.95	(1.63)	(1.63)
2021	328	28.18	28.18	9,206	0.02	1.95	1.95	21.83	21.83
2020	328	23.13	23.13	7,555	0.02	1.95	1.95	(1.11)	(1.11)
2019	328	23.39	23.39	7,642	1.97	1.95	1.95	24.41	24.41
Guggenheim VIF All Cap Value
2023	1,111	29.73	29.73	33,022	0.02	1.95	1.95	6.41	6.41
2022	1,551	27.94	27.94	43,312	0.01	1.95	1.95	(3.09)	(3.09)
2021	1,628	28.83	28.83	46,913	0.02	1.95	1.95	24.48	24.48
2020	1,698	23.16	23.16	39,303	0.02	1.95	1.95	(0.09)	(0.09)
2019	1,777	23.18	23.18	41,186	1.41	1.95	1.95	21.30	21.30
Guggenheim VIF Alpha Opportunity
2023	—	20.01	20.01	—	0.00	1.95	1.95	6.32	6.32
2022	333	18.82	18.82	6,257	0.00	1.95	1.95	(10.34)	(10.34)
2021	333	20.99	20.99	6,977	0.01	1.95	1.95	11.59	11.59
2020	333	18.81	18.81	6,253	0.01	1.95	1.95	(1.67)	(1.67)
2019	333	19.13	19.13	6,360	0.11	1.95	1.95	(4.35)	(4.35)

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF High Yield
2023	—	21.53	21.53	—	0.12	1.95	1.95	9.85	9.85
2022	333	19.60	19.60	6,541	0.06	1.95	1.95	(11.47)	(11.47)
2021	333	22.14	22.14	7,387	0.05	1.95	1.95	3.36	3.36
2020	333	21.42	21.42	7,149	0.07	1.95	1.95	2.59	2.59
2019	333	20.88	20.88	6,967	4.95	1.95	1.95	9.55	9.55
Guggenheim VIF Long Short Equity
2023	65	16.17	16.17	1,056	0.00	1.95	1.95	10.53	10.53
2022	65	14.63	14.63	959	0.00	1.95	1.95	(16.02)	(16.02)
2021	65	17.42	17.42	1,140	0.01	1.95	1.95	21.39	21.39
2020	65	14.35	14.35	938	0.02	1.95	1.95	2.87	2.87
2019	1,043	13.95	13.95	14,557	0.57	1.95	1.95	3.49	3.49
Guggenheim VIF Managed Asset Allocation
2023	11,568	13.07	21.83	150,908	0.01	1.30	1.95	9.37	11.89
2022	13,165	11.95	19.51	163,412	0.01	1.30	1.95	(20.12)	(18.20)
2021	13,246	14.96	23.85	205,219	0.01	1.30	1.95	7.78	10.31
2020	14,016	13.88	21.62	200,785	0.01	1.30	1.95	7.76	10.36
2019	15,374	12.88	19.59	203,317	1.71	1.30	1.95	15.10	17.80
Guggenheim VIF Small Cap Value
2023	192	35.09	35.09	6,727	0.02	1.95	1.95	8.14	8.14
2022	808	32.45	32.45	26,285	0.01	1.95	1.95	(5.61)	(5.61)
2021	822	34.38	34.38	28,303	0.01	1.95	1.95	23.71	23.71
2020	834	27.79	27.79	23,210	0.01	1.95	1.95	(2.90)	(2.90)
2019	847	28.62	28.62	24,295	0.60	1.95	1.95	20.20	20.20
Guggenheim VIF SMid Cap Value
2023	—	39.70	39.70	—	0.03	1.95	1.95	7.62	7.62
2022	600	36.89	36.89	22,135	0.01	1.95	1.95	(3.78)	(3.78)
2021	600	38.34	38.34	23,003	0.02	1.95	1.95	21.33	21.33
2020	600	31.60	31.60	18,959	0.01	1.95	1.95	2.27	2.27
2019	600	30.90	30.90	18,538	0.72	1.95	1.95	24.25	24.25

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2023	70	11.97	11.97	838	0.06	1.95	1.95	4.82	4.82
2022	412	11.42	11.42	4,693	0.03	1.95	1.95	(17.78)	(17.78)
2021	412	13.89	13.89	5,707	0.02	1.95	1.95	(2.32)	(2.32)
2020	412	14.22	14.22	5,845	0.03	1.95	1.95	11.97	11.97
2019	1,549	12.70	12.70	19,661	2.69	1.95	1.95	2.42	2.42
Invesco V.I. American Value
2023	—	11.26	11.26	—	—	1.95	1.95	13.05	13.05
2022	656	9.96	9.96	6,533	0.00	1.95	1.95	(4.78)	(4.78)
2021	656	10.46	10.46	6,859	0.00	1.95	1.95	—	—
Invesco V.I. Conservative Balanced
2023	4,643	8.09	8.09	37,636	0.02	1.70	1.70	7.44	7.44
2022	5,071	7.53	7.53	38,261	0.01	1.70	1.70	(20.74)	(20.74)
2021	5,016	9.50	9.50	47,700	0.01	1.70	1.70	5.56	5.56
2020	5,974	9.00	9.00	53,817	0.02	1.70	1.70	9.62	9.62
2019	6,306	8.21	8.21	51,845	2.37	1.70	1.70	12.16	12.16
Invesco V.I. Equity and Income
2023	15,344	14.95	14.95	229,112	0.02	1.45	1.45	5.43	5.43
2022	16,268	14.18	14.18	230,405	0.01	1.45	1.45	(11.71)	(11.71)
2021	16,459	16.06	16.06	264,087	0.02	1.45	1.45	13.18	13.18
2020	17,357	14.19	14.19	246,056	0.02	1.45	1.45	4.88	4.88
2019	18,745	13.53	13.53	253,463	2.40	1.45	1.45	14.76	14.76
Invesco V.I. Global Real Estate
2023	188	17.90	17.90	3,377	0.01	1.95	1.95	6.93	6.93
2022	200	16.74	16.74	3,357	0.03	1.95	1.95	(26.39)	(26.39)
2021	213	22.74	22.74	4,857	0.03	1.95	1.95	23.25	23.25
2020	225	18.45	18.45	4,158	0.05	1.95	1.95	(14.03)	(14.03)
2019	238	21.46	21.46	5,125	4.86	1.95	1.95	20.63	20.63

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Money Market
2023	137	9.43	9.43	1,293	0.05	1.95	1.95	2.61	2.61
2022	147	9.19	9.19	1,343	0.01	1.95	1.95	(0.76)	(0.76)
2021	147	9.26	9.26	1,357	—	1.95	1.95	(1.91)	(1.91)
2020	147	8.47	9.44	1,388	0.00	1.30	1.95	(3.97)	(1.77)
2019	1,220	8.82	9.61	11,724	1.64	1.30	1.95	(2.65)	(0.31)
Invesco V.I. Main Street Mid Cap Fund®
2023	—	25.53	25.53	—	—	1.95	1.95	11.92	11.92
2022	324	22.81	22.81	7,372	0.00	1.95	1.95	(16.11)	(16.11)
2021	324	27.19	27.19	8,788	0.00	1.95	1.95	20.47	20.47
2020	324	22.57	22.57	7,294	0.00	1.95	1.95	6.81	6.81
2019	324	21.13	21.13	6,829	0.15	1.95	1.95	22.63	22.63
Invesco V.I. Main Street Small Cap Fund®
2023	—	38.65	38.65	—	—	1.95	1.95	15.55	15.55
2022	319	33.45	33.45	10,646	0.00	1.95	1.95	(17.69)	(17.69)
2021	319	40.64	40.64	12,932	0.00	1.95	1.95	19.88	19.88
2020	319	33.90	33.90	10,787	0.00	1.95	1.95	17.30	17.30
2019	319	28.90	28.90	9,195	—	1.95	1.95	23.66	23.66
MFS® VIT Total Return
2023	2,339	13.34	13.34	31,206	0.02	1.30	1.30	5.54	5.54
2022	2,380	12.64	12.64	30,075	0.01	1.30	1.30	(13.60)	(13.60)
2021	2,425	14.63	14.63	35,480	0.02	1.30	1.30	9.02	9.02
2020	2,461	13.42	13.42	33,025	0.02	1.30	1.30	4.84	4.84
2019	2,457	12.80	12.80	31,441	2.17	1.30	1.30	15.11	15.11
PIMCO VIT All Asset
2023	14,357	10.54	17.51	154,587	0.03	1.30	1.95	3.64	6.06
2022	14,946	10.17	16.51	155,229	0.08	1.30	1.95	(15.60)	(13.56)
2021	15,082	12.05	19.10	185,469	0.12	1.30	1.95	11.37	13.96
2020	15,244	10.82	16.76	168,299	0.05	1.30	1.95	3.44	5.87
2019	16,363	10.46	15.83	174,351	3.02	1.30	1.95	7.17	9.78

SBL Variable Annuity Account XVII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Low Duration
2023	2,287	10.76	10.76	24,599	0.04	1.95	1.95	2.97	2.97
2022	2,427	10.45	10.45	25,360	0.02	1.95	1.95	(7.60)	(7.60)
2021	2,580	11.31	11.31	29,164	0.01	1.95	1.95	(2.84)	(2.84)
2020	2,718	11.64	11.64	31,633	0.01	1.95	1.95	0.95	0.95
2019	3,880	11.53	11.53	44,719	2.82	1.95	1.95	2.04	2.04
PIMCO VIT Real Return
2023	1,300	13.12	13.12	17,055	0.03	1.95	1.95	1.63	1.63
2022	1,894	12.91	12.91	24,345	0.07	1.95	1.95	(13.59)	(13.59)
2021	1,979	14.94	14.94	29,451	0.05	1.95	1.95	3.53	3.53
2020	2,056	14.43	14.43	29,559	0.02	1.95	1.95	9.48	9.48
2019	3,043	13.18	13.18	39,993	1.70	1.95	1.95	6.38	6.38

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, rider and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.